Summary of Significant Accounting Policies - New Accounting Standards Not Yet Adopted (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
IFRS 15 (revenue from contract with customers)
Sales and marketing	$ 8,324	€ 6,924	€ 6,265	€ 5,782
Operating expenses	$ 22,341	18,584	16,928	€ 16,541
Trade receivables		5,810	€ 5,825
IFRS 15
IFRS 15 (revenue from contract with customers)
Contract liabilities, software		100
Capitalizable sales commission		100
Sales and marketing		200
Trade receivables		600
Contract liabilities		700
IFRS 15 | Highest
IFRS 15 (revenue from contract with customers)
Software revenue		100
Revenue		100
Operating expenses		€ 100